Debt and Derivative Instruments - Additional Information (Detail) - Designated - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Feb. 28, 2022	Mar. 31, 2022
Interest Rate Swap
Debt Instrument [Line Items]
Notional amounts		$ 1,779,125
Estimated amount to be reclassified from AOCI to interest expense		$ 9,082
Interest Rate Swap | LIBOR
Debt Instrument [Line Items]
Fixed interest rate on derivative contracts	2.06%
Terminate date		May 30, 2031
Interest Rate Swap | LIBOR | Forward Contracts
Debt Instrument [Line Items]
Notional amounts	$ 100,000
Terminate date	February 28, 2034
Interest Rate Cap
Debt Instrument [Line Items]
Notional amounts		$ 100,000
Terminate date		September 30, 2022
Fixed interest rate on derivative contracts		2.50%